Investments in associates and joint ventures - Summary of Investments (Details) - EUR (€) € in Millions	Sep. 30, 2022	Mar. 31, 2022
Investment in associates and joint arrangements
Investment in joint ventures	€ 1,065	€ 3,781
Investment in associates	3,316	487
Total investment in joint ventures and associates	4,381	4,268
INWIT S.p.A.
Investment in associates and joint arrangements
Investment in associates	2,778
Safaricom PLC
Investment in associates and joint arrangements
Investment in associates	478	428
Other
Investment in associates and joint arrangements
Investment in associates	60	59
VodafoneZiggo Group Holding B.V.
Investment in associates and joint arrangements
Investment in joint ventures	893	822
INWIT S.p.A.
Investment in associates and joint arrangements
Investment in joint ventures		2,851
TPG Telecom Limited
Investment in associates and joint arrangements
Investment in joint ventures	123	84
Other joint ventures
Investment in associates and joint arrangements
Investment in joint ventures	€ 49	€ 24